Leases (Details) - Schedule of lease liabilities - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of lease liabilities [Abstract]
Within one year		$ 425,567
Two to five years		1,403,932
Total		1,829,499
Less: Amount due within one year shown under current liabilities		(425,567)
Amount due after one year		1,403,932
Analyzed into:
Current portion		425,567
Non-current portion		1,403,932
Total non-current		$ 1,829,499